S000012079 [Member] Expense Example - Columbia Dividend Income Fund	May 31, 2025 USD ($)
C000032900 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,619
C000032902 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,754
C000032905 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
C000061836 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
C000122670 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
C000122671 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
C000255599 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810